Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Finite lived intangible assets	$ 114,553	$ 106,014	$ 145,961
Loss on disposal of patented license	(205,189)
Impairment of Intangible Assets (Excluding Goodwill)			200,000
Wrote off of cost related amortization		$ 1,344	$ 70,477
Amortization expense related to finite-lived intangible assets	5 years